Financial Instruments and Related Risk Management (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables	$ 47,100	$ 56,900
Working capital	224,400	254,400
Available liquidity	274,400
Available liquidity, undrawn revolving credit facility	50,000
Unrealised foreign exchange gains (losses) on fair value adjustments to foreign currency derivatives	0
Realised foreign exchange gains (losses) on fair value adjustments to foreign currency derivatives		(11,500)
Current value added tax receivables	46,531	41,641
MLE [Member]
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables	22,200	16,500
PEM [Member]
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables	$ 22,000	37,900
Foreign currency derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		$ 0
Market risk [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate risk sensitivity	25.00%